UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011
                                               --------------

Check here if Amendment [ ]; Amendment Number: ______
   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Helios Advisors LLC
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Address:      780 Third Avenue
              -----------------------------------
              7th Floor
              -----------------------------------
              New York, NY 10017
              -----------------------------------

Form 13F File Number: 28-12060
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Aili M. Areng
       ----------------------------------
Title:   Chief Financial Officer
       ----------------------------------
Phone:   (212) 339-7010
       ----------------------------------

Signature, Place, and Date of Signing:

    /s/  Aili M. Areng           New York, New York        April 20, 2011
---------------------------   ------------------------   ------------------
         [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                                 -----------------
Form 13F Information Table Entry Total:          25
                                                 -----------------
Form 13F Information Table Value Total:          140,874
                                                 -----------------
                                                 (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

                           FORM 13F INFORMATION TABLE

    COLUMN 1                  COLUMN 2    COLUMN 3  COLUMN 4           COLUMN 5         COLUMN 6    COLUMN 7         COLUMN 8
                              TITLE OF               VALUE      SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
 NAME OF ISSUER                CLASS       CUSIP    (X$1000)    PRN AMT   PRN   CALL   DISCRETION   MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
AGCO CORP                     COM         001084102    5,497      100,000  SH              SOLE                 100,000
------------------------------------------------------------------------------------------------------------------------------------
AMR CORP                      COM         001765106    4,522      700,000  SH              SOLE                 700,000
------------------------------------------------------------------------------------------------------------------------------------
CALPINE CORP                  COM NEW     131347304    2,381      150,000  SH              SOLE                 150,000
------------------------------------------------------------------------------------------------------------------------------------
DARLING INTERNATIONAL INC     COM         237266101   11,537      750,601  SH              SOLE                 750,601
------------------------------------------------------------------------------------------------------------------------------------
DOW CHEMICAL CO               COM         260543103    7,550      200,000  SH              SOLE                 200,000
------------------------------------------------------------------------------------------------------------------------------------
ENERGEN CORP                  COM         29265N108      631       10,000  SH              SOLE                  10,000
------------------------------------------------------------------------------------------------------------------------------------
EQUAL ENERGY LTD              COM         29390Q109    2,309      280,000  SH              SOLE                 280,000
------------------------------------------------------------------------------------------------------------------------------------
EXTERRAN HOLDINGS INC         COM         30225X103    1,187       50,000  SH              SOLE                  50,000
------------------------------------------------------------------------------------------------------------------------------------
FUEL SYSTEMS SOLUTIONS INC    COM         35952W103      302       10,000  SH              SOLE                  10,000
------------------------------------------------------------------------------------------------------------------------------------
GENERAL ELECTRIC CO           COM         369604103   12,030      600,000  SH              SOLE                 600,000
------------------------------------------------------------------------------------------------------------------------------------
HERTZ GLOBAL HOLDINGS INC     COM         42805T105   14,381      920,100  SH              SOLE                 920,100
------------------------------------------------------------------------------------------------------------------------------------
HYPERDYNAMICS CORP            COM         448954107      231       50,000  SH              SOLE                  50,000
------------------------------------------------------------------------------------------------------------------------------------
LYONDELLBASELL INDU-CL A      SHS - A     N53745100    4,514      114,124  SH              SOLE                 114,124
------------------------------------------------------------------------------------------------------------------------------------
MAGELLAN PETROLEUM CORP       COM         559091301      968      400,000  SH              SOLE                 400,000
------------------------------------------------------------------------------------------------------------------------------------
MAGNUM HUNTER RESOURCES CORP  COM         55973B102    2,143      250,000  SH              SOLE                 250,000
------------------------------------------------------------------------------------------------------------------------------------
POLYMET MINING CORP           COM         731916102    1,219      615,700  SH              SOLE                 615,700
------------------------------------------------------------------------------------------------------------------------------------
RESOLUTE ENERGY CORP          COM         76116A108    1,088       60,000  SH              SOLE                  60,000
------------------------------------------------------------------------------------------------------------------------------------
STEALTHGAS INC                SHS         Y81669106      629      100,000  SH              SOLE                 100,000
------------------------------------------------------------------------------------------------------------------------------------
STANLEY BLACK & DECKER INC    COM         854502101   16,086      210,000  SH              SOLE                 210,000
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SUNOCO INC                    COM         86764P109    6,839      150,000  SH              SOLE                 150,000
------------------------------------------------------------------------------------------------------------------------------------
TRANSATLANTIC
PETROLEUM LTD (U.S.)          SHS         G89982105    1,085      350,000  SH              SOLE                 350,000
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UNITED CONTINENTAL HOLDINGS   COM         910047109    9,196      400,000  SH              SOLE                 400,000
------------------------------------------------------------------------------------------------------------------------------------
UNITED STATES STEEL CORP      COM         912909108   19,418      360,000  SH              SOLE                 360,000
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VANTAGE DRILLING CO           ORD SHS     G93205113   2,340     1,300,000  SH              SOLE               1,300,000
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WEYERHAEUSER CO               COM         962166104   12,792      520,000  SH              SOLE                 520,000
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